Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	As contemplated by Rule 479 promulgated under the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 2 to our Registration Statement on Form S-1 (this “Amendment No. 2”) is filed to update the registration statement to comply with the applicable requirements of the Securities Act of 1933, as amended, and the rules and regulations promulgated thereunder. We have not determined when, or if, we will make a public offering of our securities or whether any such offering will be pursuant to the prospectus contained herein. Accordingly, all statements in this Amendment No. 2 concerning our intention to offer for sale and list our securities, and our intended use of the proceeds from any such offer and sale, are subject to our determination to proceed with such offering.
Document Period End Date	Sep. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q3
Entity Registrant Name	LIGHTING SCIENCE GROUP CORP
Entity Central Index Key	0000866970
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company